Stock-Based Compensation - Summary of Grant Date Fair Value of Restricted Stock Unit Awards Vested (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Grant-date fair value	$ 530	$ 581	$ 1,686	$ 1,223	$ 1,489	$ 3,122	$ 3,141